SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 819,000,000	$ 931,000,000
Acquisition of businesses	1,590,000,000
Sale of business	(72,000,000)
Foreign currency translation	27,000,000	(112,000,000)
Goodwill, ending balance	2,364,000,000	819,000,000
Sempra South American Utilities [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	722,000,000	834,000,000
Acquisition of businesses	0
Sale of business	0
Foreign currency translation	27,000,000	(112,000,000)
Goodwill, ending balance	749,000,000	722,000,000
Sempra Mexico [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	25,000,000	25,000,000
Acquisition of businesses	1,590,000,000
Sale of business	0
Foreign currency translation	0	0
Goodwill, ending balance	1,615,000,000	25,000,000
Sempra LNG and Midstream [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	72,000,000	72,000,000
Acquisition of businesses	0
Sale of business	(72,000,000)
Foreign currency translation	0	0
Goodwill, ending balance	$ 0	$ 72,000,000